Consolidated statements of comprehensive income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of comprehensive income [Abstract]
Net earnings (loss)	$ 360,816	$ 89,264
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	(5,205)	19,242
Remeasurements of defined benefit liability - equity-accounted investee	(20,199)	0
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations	(76,960)	(38,141)
Gains on derivatives designated as cash flow hedges - equity-accounted investee	3,506	0
Exchange difference on translation of foreign operations - equity-accounted investee	23,520	0
Other comprehensive loss, net of taxes	(75,338)	(18,899)
Total comprehensive income	285,478	70,365
Other comprehensive income (loss) attributable to:
Equity holders	(75,338)	(18,901)
Non-controlling interest	0	2
Other comprehensive loss for the year	(75,338)	(18,899)
Total comprehensive income (loss) attributable to:
Equity holders	285,509	70,481
Non-controlling interest	(31)	(116)
Total comprehensive income	$ 285,478	$ 70,365